Income Taxes - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	May 31, 2025 USD ($) $ / shares	May 31, 2025 HKD ($)	May 31, 2025 CNY (¥)	May 31, 2024 USD ($) $ / shares	May 31, 2023 USD ($) $ / shares	May 31, 2019 USD ($)	May 31, 2019 HKD ($)	May 31, 2016
Income Taxes [Line Items]
Effective income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Assessable profit	$ 375,833			$ 325,218	$ 235,363
Valuation allowance	263,230			290,398
Net operating loss	1,043,607
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors								10.00%
Aggregate undistributed earnings available for distribution	2,536,432			2,374,564
Unrecognized tax benefits	0			0	0
Provision for income taxes	146,294			109,690	66,066
Increase in income tax expenses	$ 13,351			$ 11,149	$ 25,420
Decrease in net income/(loss) per share—basic | $ / shares	$ 0.01			$ 0.01	$ 0.01
Decrease in net income/(loss) per share—diluted | $ / shares	$ 0.01			$ 0.01	$ 0.02
Dividends	$ 98,197
Payment of taxes witheld on dividend	$ 18,592			$ 4,227	$ 0
UNITED STATES | Walkite [Member]
Income Taxes [Line Items]
Effective income tax rate	21.00%	21.00%	21.00%
State income tax rate	8.80%	8.80%	8.80%
UNITED KINGDOM | Walkite [Member]
Income Taxes [Line Items]
Income tax rate	19.00%	19.00%	19.00%
AUSTRALIA
Income Taxes [Line Items]
Income tax rate	30.00%	30.00%	30.00%
CANADA
Income Taxes [Line Items]
Effective income tax rate	15.00%	15.00%	15.00%
Income tax rate	11.50%	11.50%	11.50%
JAPAN | New Oriental Vision Overseas Japan [Member]
Income Taxes [Line Items]
Effective income tax rate	23.20%	23.20%	23.20%
Elite and Smart Shine [Member]
Income Taxes [Line Items]
Dividends	$ 421,471			0	0
Minimum [Member]
Income Taxes [Line Items]
Underpayment of tax liability	$ 16,000		¥ 100
Beijing Hewstone, Shanghai Smart Words, Beijing Smart Wood and Beijing Pioneer [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend						$ 5
Hainan Dongfang Zhixin Technology Company Limited, Zhuhai Zekai Software Technology Company Limited, Zhuhai Chongshengheli Network Technology Co., Ltd. and Tibet Tianli [Member]
Income Taxes [Line Items]
Eit preferential tax rate percentage	15.00%	15.00%	15.00%
High and new tech enterprise (HNTE) [Member] | Beijing Decision Beijing Hewstone And Xuncheng [Member]
Income Taxes [Line Items]
Income tax rate	15.00%	15.00%	15.00%
High and new tech enterprise (HNTE) [Member] | Xuncheng And Dexin Dongfang [Member]
Income Taxes [Line Items]
Effective income tax rate	25.00%	25.00%	25.00%
High and new tech enterprise (HNTE) [Member] | Beijing Zhiyuan And Beijing Chuangying [Member]
Income Taxes [Line Items]
Income tax rate	15.00%	15.00%	15.00%
Newly established software enterprise (NESE) [Member] | Beijing Decision Beijing Hewstone And Xuncheng [Member]
Income Taxes [Line Items]
Preferential tax rate	12.50%	12.50%	12.50%
Tax holiday year	2 years	2 years	2 years
Income tax holiday, description	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Peoples Republic Of China Entities [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Variable interest entities (VIEs) [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profit		$ 2					$ 2
Income tax rate	16.50%	16.50%	16.50%			8.25%	8.25%
Hong Kong [Member] | Smart Shine [Member]
Income Taxes [Line Items]
Provision for income taxes	$ 1,738
Hong Kong [Member] | Hong Kong New Oriental Vision Overseas Limited
Income Taxes [Line Items]
Provision for income taxes	377
Hong Kong [Member] | Blingabc Limited [Member]
Income Taxes [Line Items]
Provision for income taxes	969
Hong Kong [Member] | Major Subsidiaries of the Company [Member]
Income Taxes [Line Items]
Provision for income taxes	0			0	$ 0
Hong Kong [Member] | Elite Concept [Member]
Income Taxes [Line Items]
Provision for income taxes	$ 2,239			$ 1,122
Earliest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates	May 31, 2025	May 31, 2025	May 31, 2025
Latest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates	May 31, 2030	May 31, 2030	May 31, 2030